Notes Payable (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Line Of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000
Debt Instrument, Maturity Date	Apr. 01, 2012
Repayments of Notes Payable	1,000,000	1,000,000
Advances from notes payable - long-term	200,000	0	0	205,628
River City Equity Inc [Member]
Line Of Credit Facility, Maximum Borrowing Capacity	2,000,000
Debt Instrument, Maturity Date			Sep. 30, 2013
Advances from notes payable - long-term	200,000
Line of Credit Facility, Amount Outstanding	$ 1,200,000